Certain relationships and related party transactions - Summary of Related Party Transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenues	$ 1.5	$ 0.2
Selling, general and administrative expenses	1.0	0.3
Recovery of notes receivable from affiliate	0.0	(97.7)
Interest income	0.0	1.0
Other (expense) income, net	$ (1.2)	$ 4.2